Income Tax - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Balance Sheet [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	$ 0	$ 0
Derecognition related to tax loss carryforwards recognized in prior years	(5,221)	(4,843)
Recognition related to unrecognized tax loss carryforwards	9,694	1,631
Foreign currency translation and other effects	(6,087)	4,068
Changes in deferred tax assets	(1,614)	856
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	6,092	(9,108)
Derecognition related to tax loss carryforwards recognized in prior years	(5,221)	(4,843)
Recognition related to unrecognized tax loss carryforwards	9,694	1,631
Foreign currency translation and other effects	(5,132)	0
Changes in deferred tax assets	$ 5,433	$ (12,320)